As filed with the Securities and Exchange Commission on May 31, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-0255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
NUMBER OF SHARES                           MARKET VALUE($)+      NUMBER OF SHARES                            MARKET VALUE($)+
COMMON STOCKS (57.1%)                                                   23,500  CapitalSource Inc.                  540,500*(L)
                                                                         2,400  Chicago Mercantile Exchange         465,672
AEROSPACE (0.5%)                                                        11,500  First Marblehead                    661,595*(L)
       7,500  Rockwell Collins                   $356,925               13,500  Investors Financial Services        660,285
                                           --------------                9,000  Legg Mason                          703,260(L)
BASIC MATERIALS (0.5%)                                                   7,700  Moody's Corp.                       622,622
       6,500  Nucor Corp.                         374,140                                                    --------------
                                           --------------                                                         3,653,934
BIOTECHNOLOGY (2.9%)                                                                                         --------------
      18,500  Celgene Corp.                       629,925*        HEALTH CARE (4.6%)
       8,500  Genzyme Corp.                       486,540*              12,000  C. R. Bard                          816,960
      16,500  Gilead Sciences                     590,700*               7,000  Cerner Corp.                        367,570*(L)
       8,950  Martek Biosciences                  520,800*(L)            7,500  Invitrogen Corp.                    519,000*
                                           --------------                6,500  Omnicare, Inc.                      230,425
                                                2,227,965                7,000  PacifiCare Health Systems           398,440*
                                           --------------               13,100  Varian Medical Systems              449,068*
BUSINESS SERVICES (4.8%)                                                15,400  VCA Antech                          311,542*
      23,500  Alliance Data Systems               949,400*               5,500  Zimmer Holdings                     427,955*
      10,000  CB Richard Ellis Group              349,900*                                                   --------------
      14,050  Corporate Executive Board           898,497                                                         3,520,960
       9,050  Getty Images                        643,546*                                                   --------------
       5,500  NAVTEQ                              238,425*        INDUSTRIAL (3.8%)
       8,500  Robert Half International           229,160               14,500  Danaher Corp.                       774,445(L)
       8,000  Stericycle, Inc.                    353,600*              15,000  Donaldson Co.                       484,200
                                           --------------               12,500  Fastenal Co.                        691,375
                                                3,662,528                5,200  Harman International
                                           --------------                       Industries                          459,992
COMMUNICATIONS EQUIPMENT (1.1%)                                          9,500  Rockwell International              538,080
       8,000  F5 Networks                         403,920*                                                   --------------
      19,000  Juniper Networks                    419,140*                                                        2,948,092
                                           --------------                                                    --------------
                                                  823,060         INDUSTRIAL GASES (0.4%)
                                           --------------               13,800  Airgas Inc.                         329,682
COMPUTER RELATED (0.7%)                                                                                      --------------
      13,800  Apple Computer                      575,046*        INSTRUMENTS (0.3%)
                                           --------------                8,000  Thermo Electron                     202,320*
COSMETICS (0.3%)                                                                                             --------------
       5,500  Estee Lauder                        247,390         LEISURE (2.3%)
                                           --------------                9,000  Marriott International              601,740
DEFENSE (0.3%)                                                           6,500  MGM Mirage                          460,330*
       4,500  CACI International                  248,535*              15,500  Royal Caribbean Cruises             692,695
                                           --------------                                                    --------------
DIAGNOSTIC EQUIPMENT (0.7%)                                                                                       1,754,765
      25,000  Cytyc Corp.                         575,250*                                                   --------------
                                           --------------         MEDICAL EQUIPMENT (2.0%)
DISTRIBUTOR (0.5%)                                                      11,200  Kinetic Concepts                    668,080*
       6,000  W.W. Grainger                       373,620               13,500  Kyphon Inc.                         339,795*
                                           --------------                9,500  ResMed Inc.                         535,800*
ELECTRICAL & ELECTRONICS (0.4%)                                                                              --------------
       1,300  Dolby Laboratories                   30,550*                                                        1,543,675
      10,500  Jabil Circuit                       299,460*                                                   --------------
                                           --------------
                                                  330,010         OIL & GAS (0.6%)
                                           --------------                8,900  Quicksilver Resources               433,697*(L)
ENERGY (4.5%)                                                                                                --------------
       8,500  Canadian Natural Resources          482,970         RETAIL (5.1%)
       4,600  Murphy Oil                          454,158                2,500  Abercrombie & Fitch                 143,100
      12,500  National-Oilwell Varco              583,750*              16,800  Coach, Inc.                         951,384*
      11,200  Peabody Energy                      519,232                3,500  Dick's Sporting Goods               128,555*
       9,000  Smith International                 564,570                5,700  Fortune Brands                      459,591
      27,333  XTO Energy                          897,616               10,500  Nordstrom, Inc.                     581,490
                                           --------------               16,500  PETsMART, Inc.                      474,375
                                                3,502,296               15,500  Staples, Inc.                       487,165
                                           --------------                7,500  Warnaco Group                       180,300*
ENTERTAINMENT (1.3%)                                                     5,000  Whole Foods Market                  510,650
      14,500  Station Casinos                     979,475                                                    --------------
                                           --------------                                                         3,916,610
FINANCIAL SERVICES (4.7%)                                                                                    --------------

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+

SEMICONDUCTORS (3.0%)
      15,000  Marvell Technology Group            575,100*
      16,500  Microchip Technology                429,165
      27,100  Microsemi Corp.                     441,459*
      16,000  National Semiconductor              329,760
      11,000  Sigmatel Inc.                       411,730*
       4,300  Varian Semiconductor
              Equipment                           163,443*
                                           --------------
                                                2,350,657
                                           --------------
SOFTWARE (2.4%)
       4,500  Adobe Systems                       302,265
      10,500  Cognos, Inc.                        440,370*
      16,000  Mercury Interactive                 758,080*
      51,500  TIBCO Software                      383,675*
                                           --------------
                                                1,884,390
                                           --------------
TECHNOLOGY (5.8%)
      18,000  ATI Technologies                    310,680*
      13,000  Autodesk, Inc.                      386,880
      21,000  Cognizant Technology
              Solutions                           970,200*
       6,500  International Rectifier             295,750*
      10,800  Macromedia, Inc.                    361,800*
       9,000  NCR Corp.                           303,660*
      24,500  Seagate Technology                  478,975*
       9,000  VeriSign, Inc.                      258,300*
      24,000  Zebra Technologies                1,139,760*
                                           --------------
                                                4,506,005
                                           --------------
 TELECOMMUNICATIONS (2.0%)
      19,500  American Tower                      355,485*
      12,000  Leap Wireless International         312,600*
      39,500  Nextel Partners                     867,420*(L)
                                           --------------
                                                1,535,505
                                           --------------
 TRANSPORTATION (1.6%)
       8,500  C.H. Robinson Worldwide             438,005
      17,400  J. B. Hunt Transport
              Services                            761,598
                                           --------------
                                                1,199,603
                                           --------------
TOTAL COMMON STOCKS
(COST $32,211,579)                             44,056,135
                                           --------------


See Notes to Schedule of Investments

                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                                RATING
                                                                          Moody's      S&P          MARKET VALUE($)+
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
THE U.S. GOVERNMENT (2.2%)
        35,000  U.S. Treasury Notes, 1.88%, due 11/30/05                     TSY          TSY               34,688
       300,000  U.S. Treasury Notes, 1.88%, due 12/31/05                     TSY          TSY              296,883
       500,000  U.S. Treasury Notes, 1.88%, due 1/31/06                      TSY          TSY              493,985
       900,000  U.S. Treasury Notes, 3.00%, due 2/15/08                      TSY          TSY              877,183
                                                                                                    --------------
                TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL
                FAITH AND CREDIT OF THE U.S. GOVERNMENT
                (COST $1,717,744)                                                                        1,702,739
                                                                                                    --------------
U.S. GOVERNMENT AGENCY SECURITIES (7.6%)
       800,000  Fannie Mae, Notes, 5.25%, due 6/15/06                        AGY          AGY              813,608
     2,450,000  Federal Home Loan Bank, Bonds, 2.88%, due 8/15/06            AGY          AGY            2,419,275
     2,550,000  Freddie Mac, Notes, 5.50%, due 7/15/06                       AGY          AGY            2,603,746
                                                                                                    --------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                (COST $5,872,089)                                                                        5,836,629
                                                                                                    --------------
MORTGAGE-BACKED SECURITIES (0.7%)
FANNIE MAE
        84,507  Collateralized Mortgage Obligations, Planned
                Amortization Certificates, Ser. 2003-16, Class PA,
                4.50%, due 11/25/09                                          AGY          AGY               84,690
FREDDIE MAC
        70,197  Pass-Through Certificates, 5.00%, due 2/1/07                 AGY          AGY               71,284
        96,852  Pass-Through Certificates, 5.50%, due 2/1/07                 AGY          AGY               98,725
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        24,737  Pass-Through Certificates, 4.50%, due 8/15/33                AGY          AGY               23,717
       233,097  Pass-Through Certificates, 6.00%, due 1/15/33                AGY          AGY              239,698
                                                                                                    --------------
                TOTAL MORTGAGE-BACKED SECURITIES (COST $518,499)                                           518,114
                                                                                                    --------------
CORPORATE DEBT SECURITIES (20.8%)
       400,000  Allstate Corp., Senior Notes, 7.88%, due 5/1/05               A1           A+              401,360
       375,000  American Express Co., Notes, 5.50%, due 9/12/06               A1           A+              382,615
       200,000  AT&T Wireless Services, Inc., Senior Notes, 7.35%,
                due 3/1/06                                                  Baa2            A              206,210
       200,000  Bank of America Corp., Senior Notes, 3.88%, due
                1/15/08                                                      Aa2          AA-              197,421
       335,000  Bank of New York Co., Inc., Senior Notes, 5.20%, due
                7/1/07                                                       Aa3           A+              341,562
       550,000  Bank One Corp., Notes, 6.50%, due 2/1/06                     Aa3           A+              562,110
       250,000  BankBoston N.A., Subordinated Notes, 6.50%, due
                12/19/07                                                     Aa2          AA-              264,263
       410,000  Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06              A1            A              420,754
       400,000  Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07         Aaa          AAA              394,160
       200,000  Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06        A3            A              203,531
       190,000  Capital One Bank, Senior Notes, 8.25%, due 6/15/05          Baa2          BBB              191,754
       375,000  Caterpillar Financial Services Corp., Medium-Term
                Notes, 2.59%, due 7/15/06                                     A2            A              368,576
      145,000   Chase Manhattan Corp., Subordinated Notes, 7.25%, due
                6/1/07                                                        A1            A              153,520
       400,000  CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06             A2            A              400,954
       400,000  Citigroup Global Markets, Notes, 5.88%, due 3/15/06          Aa1          AA-              407,324
       375,000  Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06              A2            A              381,158
       200,000  Comcast Cable Communications, Notes, 8.38%, due 5/1/07      Baa3          BBB              215,435
       410,000  Credit Suisse First Boston USA, Inc., Notes, 5.88%,
                due 8/1/06                                                   Aa3           A+              419,832
       210,000  Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
                6.40%, due 5/15/06                                            A3          BBB              214,462
       200,000  Deutsche Telekom International Finance, Guaranteed
                Notes, 8.25%, due 6/15/05                                   Baa1           A-              201,929

See Notes to Schedule of Investments

                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                                RATING
                                                                          Moody's      S&P           MARKET VALUE($)+
       365,000  Diageo Finance BV, Guaranteed Notes, 3.00%, due
                12/15/06                                                      A2            A              357,967
       135,000  Enterprise Products Operating, Senior Notes, 4.00%,
                due 10/15/07                                                Baa3          BB+              132,168
       675,000  General Electric Capital Corp., Notes, 3.50%, due
                5/1/08                                                       Aaa          AAA              657,003
       175,000  General Motors Acceptance Corp., Notes, 6.13%, due
                9/15/06                                                     Baa1         BBB-              174,193
       450,000  Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08         Aa3           A+              446,207
       200,000  Hertz Corp., Senior Notes, 8.25%, due 6/1/05                Baa2                           200,901
       375,000  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                 A3           A-              384,843
       360,000  HSBC Finance Corp., Notes, 5.75%, due 1/30/07                 A1            A              369,501
       350,000  International Lease Finance Corp., Notes, 5.75%, due
                2/15/07                                                       A1          AA-              359,243
       300,000  John Deere Capital Corp., Notes, 5.13%, due 10/19/06          A3           A-              304,724
       110,000  Jones Intercable, Inc., Senior Notes, 7.63%, due
                4/15/08                                                     Baa3          BBB              117,903
       250,000  Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                  A3         BBB+              251,638
       200,000  Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%,
                due 5/15/05                                                 Baa3         BBB-              200,941
       190,000  Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07        Baa3          BBB              198,276
       460,000  Merrill Lynch & Co., Notes, 6.13%, due 5/16/06               Aa3           A+              469,980
       425,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07                     Aa3           A+              436,936
       350,000  National Rural Utilities Cooperative Finance Corp.,
                Collateral Trust, 6.00%, due 5/15/06                          A1           A+              357,811
        61,000  Raytheon Co., Notes, 6.50%, due 7/15/05                     Baa3         BBB-               61,501
       200,000  Reliant Energy Resources Corp., Notes, Ser. B, 8.13%,
                due 7/15/05                                                  Ba1          BBB              202,681
       370,000  Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due
                6/9/05                                                        A3           A+              371,656
       420,000  SBC Communications, Inc., Notes, 5.75%, due 5/2/06            A2            A              427,675
       200,000  Sprint Capital Corp., Guaranteed Notes, 6.00%, due
                1/15/07                                                     Baa3         BBB-              205,596
       375,000  Target Corp., Notes, 3.38%, due 3/1/08                        A2           A+              365,169
       350,000  Time Warner, Inc., Notes, 5.63%, due 5/1/05                 Baa1         BBB+              350,536
       360,000  U.S. Bank NA, Notes, 2.85%, due 11/15/06                     Aa1          AA-              353,316
       250,000  Union Bank of Switzerland-NY, Subordinated Notes,
                7.25%, due 7/15/06                                           Aa3           AA              259,053
       175,000  Univision Communications, Inc., Guaranteed Notes,
                3.50%, due 10/15/07                                         Baa2         BBB-              171,058
       450,000  Verizon Wireless Capital, Notes, 5.38%, due 12/15/06          A3           A+              458,436
       450,000  Wachovia Corporation, Notes, 4.95%, due 11/1/06              Aa3            A              455,608
       400,000  Washington Mutual, Inc., Senior Notes, 5.63%, due
                1/15/07                                                       A3           A-              408,999
       200,000  Weyerhaeuser Co., Notes, 6.00%, due 8/1/06                  Baa2          BBB              204,995
                                                                                                    --------------
                TOTAL CORPORATE DEBT SECURITIES (COST $16,224,703)                                      16,045,444
                                                                                                    --------------
FOREIGN GOVERNMENT SECURITIES^ (1.6%)
   EUR 600,000  Bundesobligation, 3.50%, due 10/10/08                        Aaa          AAA              795,552
   EUR 330,000  Bundesobligation, 3.25%, due 4/17/09                         Aaa          AAA              433,267
                                                                                                    --------------
                TOTAL FOREIGN GOVERNMENT SECURITIES (COST $1,170,632)                                    1,228,819
                                                                                                    --------------
ASSET-BACKED SECURITIES (7.9%)
       605,000  Banc of America Commercial Mortgage Inc., Series
                2005-1, Class A1, 4.36%, due 11/10/42                                     AAA              606,514
       550,000  Capital Auto Receivables Asset Trust, Ser. 2004-2,
                Class A3, 3.58%, due 1/15/09                                 Aaa          AAA              540,884
       350,000  Capital One Prime Auto Receivables Trust, Ser.
                2004-3, Class A3, 3.39%, due 1/15/09                         Aaa          AAA              345,598
       750,000  Chase Manhattan Auto Owner Trust, Ser. 2003-A, Class
                A4, 2.06%, due 12/15/09                                      Aaa          AAA              725,367

See Notes to Schedule of Investments

                                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
PRINCIPAL AMOUNT($)                                                                RATING
                                                                          Moody's      S&P           MARKET VALUE($)+
       700,000  Citibank Credit Card Issuance Trust, Ser. 2004-A1,
                Class A1, 2.55%, due 1/20/09                                 Aaa          AAA              681,138
       750,000  Daimler Chrysler Auto Trust, Ser. 2003-B, Class A4,
                2.86%, due 3/9/09                                            Aaa          AAA              733,813
       425,000  Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3,
                3.48%, due 11/15/08                                          Aaa          AAA              420,992
       775,000  Honda Auto Receivables Owner Trust, Ser. 2004-3,
                Class A4, 3.28%, due 2/18/10                                 Aaa          AAA              749,284
       700,000  MBNA Credit Card Master Note Trust, Ser. 2002-A1,
                Class A1, 4.95%, due 6/15/09                                 Aaa          AAA              711,613
       425,000  Nissan Auto Receivables Owner Trust, Ser. 2005-A,
                Class A3, 3.54%, due 10/15/08                                Aaa          AAA              421,061
       200,000  USAA Auto Owner Trust, Series 2005-1, Class A3,
                3.90%, due 7/15/09                                           Aaa          AAA              198,625
                                                                                                    --------------
                TOTAL ASSET-BACKED SECURITIES (COST $6,231,493)                                          6,134,889
                                                                                                    --------------
REPURCHASE AGREEMENTS (0.9%)
       735,000  State Street Bank and Trust Co. Repurchase
                Agreement, 2.35%, due 4/1/05, dated 3/31/05,
                Maturity Value $735,048, Collateralized by $730,000
                U.S. Treasury Notes, 4.88%, due 2/15/12 (Collateral
                Value $757,375) (COST $735,000)                                                            735,000#
                                                                                                    --------------
SHORT-TERM INVESTMENTS (5.9%)
       514,378  Neuberger Berman Prime Money Fund Trust Class                                              514,378@
     4,002,700  Neuberger Berman Securities Lending Quality Fund, LLC                                    4,002,700++
                                                                                                    --------------
                TOTAL SHORT-TERM INVESTMENTS (COST $4,517,078)                                           4,517,078
                                                                                                    --------------
                TOTAL INVESTMENTS (104.7%) (COST $69,198,817)                                           80,774,847##
                Liabilities, less cash, receivables and other assets
                [(4.7%)]                                                                                (3,658,731)
                                                                                                    --------------
                TOTAL NET ASSETS (100.0%)                                                              $77,116,116
                                                                                                    --------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------
NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                           MARKET VALUE($)+
COMMON STOCKS (91.3%)                                             HEALTH CARE (3.2%)
                                                                         9,860  Apria Healthcare Group              316,506*
AUTO/TRUCK REPLACEMENT PARTS (1.3%)                                      4,500  CUNO Inc.                           231,255*
       8,890  American Axle & Manufacturing                                                                  --------------
              Holdings                            217,805                                                           547,761
                                           --------------                                                    --------------
BANKING & FINANCIAL (1.6%)                                        HEALTH PRODUCTS & SERVICES (10.7%)
       6,670  Boston Private Financial                                  29,850  Hooper Holmes                       114,027
              Holdings                            158,412                3,680  ICU  Medical                        130,640*(L)
       2,520  Wintrust Financial                  118,667               16,540  K-V Pharmaceutical                  383,728*
                                           --------------                6,000  Landauer, Inc.                      285,240
                                                  277,079               13,170  Priority Healthcare                 284,867*
                                           --------------               10,410  STERIS Corp.                        262,853*
BASIC MATERIALS (0.5%)                                                   9,790  Young  Innovations                  358,803
       4,520  AMCOL International                  84,795                                                    --------------
                                           --------------                                                         1,820,158
BIOTECHNOLOGY (1.0%)                                                                                         --------------
       4,360  Techne Corp.                        175,185*        HEAVY INDUSTRY (1.6%)
                                           --------------                6,150  Chicago Bridge & Iron               270,785
BUSINESS SERVICES (6.0%)                                                                                     --------------
      10,210  G & K Services                      411,361         INDUSTRIAL & COMMERCIAL PRODUCTS (0.5%)
       4,730  Ritchie Bros. Auctioneers           149,468                1,700  Middleby Corp.                       83,980
      16,265  Rollins, Inc.                       302,529                                                    --------------
       5,560  Watson Wyatt & Co.                  151,232         INSURANCE (4.4%)
                                           --------------                5,700  American Equity Investment
                                                1,014,590                       Life Holding                         72,903
                                           --------------               22,910  Assured Guaranty                    411,234
COMMERCIAL SERVICES (2.7%)                                               3,090  Hilb, Rogal and Hamilton            110,622
       7,150  Modine Manufacturing                209,709                3,730  RLI  Corp.                          154,609
       8,300  OM Group                            252,486*                                                   --------------
                                           --------------                                                           749,368
                                                  462,195                                                    --------------
                                           --------------         INTERNET (0.6%)
CONSUMER PRODUCTS & SERVICES (6.7%)                                      2,770  j2 Global  Communications            95,039*
      10,120  Blyth, Inc.                         322,221                                                    --------------
       9,120  Plantronics, Inc.                   347,290         MACHINERY & EQUIPMENT (5.0%)
      15,350  Spartech Corp.                      304,697                9,610  IDEX Corp.                          387,763
       5,342  Tootsie Roll Industries             160,260                5,400  Lindsay Manufacturing               103,032
                                           --------------                6,020  Regal-Beloit                        173,316
                                                1,134,468                8,870  Robbins & Myers                     195,229
                                           --------------                                                    --------------
DISTRIBUTOR (4.5%)                                                                                                  859,340
      13,460  MSC Industrial Direct               411,338                                                    --------------
       6,750  ScanSource, Inc.                    349,852*        OIL & GAS (4.4%)
                                           --------------                3,715  CARBO Ceramics                      260,607
                                                  761,190                4,780  FMC Technologies                    158,600*
                                           --------------                6,530  Offshore Logistics                  217,580*
ELECTRICAL & ELECTRONICS (0.8%)                                          4,000  TETRA Technologies                  113,760*
       3,320  Daktronics, Inc.                     71,878*                                                   --------------
       5,280  LoJack Corp.                         72,706*                                                          750,547
                                           --------------                                                    --------------
                                                  144,584         PUBLISHING & BROADCASTING (8.2%)
                                           --------------                3,100  Courier Corp.                       162,564
ENTERTAINMENT (2.9%)                                                    19,560  Emmis Communications                375,943*
       9,040  International Speedway              490,420               16,340  Journal Communications              270,427
                                           --------------               17,310  Journal Register                    289,077*
FILTERS (0.8%)                                                           6,400  Meredith Corp.                      299,200
       2,500  CLARCOR Inc.                        129,900                                                    --------------
                                           --------------                                                         1,397,211
FINANCIAL SERVICES (6.9%)                                                                                    --------------
       2,680  FactSet Research Systems             88,467         REAL ESTATE (0.9%)
       4,120  Financial Federal                   145,724                3,060  Beazer  Homes USA                   152,572
       3,000  Greater Bay Bancorp                  73,230                                                    --------------
      13,090  HCC Insurance Holdings              473,335         RESTAURANTS (3.0%)
       4,990  ITLA Capital                        249,300*               8,430  Ruby Tuesday                        204,765
       6,540  W.P. Stewart & Co.                  148,196               15,450  Steak n Shake                       298,957*
                                           --------------                                                    --------------
                                                1,178,252                                                           503,722
                                           --------------                                                    --------------

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+

RETAIL (1.9%)
       4,640  Christopher & Banks                  81,664
       5,800  Regis Corp.                         237,394
                                           --------------
                                                  319,058
                                           --------------
SEMICONDUCTORS (0.5%)
       2,810  Cabot Microelectronics               88,178*
                                           --------------
TECHNOLOGY (1.2%)
         700  Computer Programs and Systems        19,656
       2,200  Kanbay International                 45,012*
      11,280  Methode Electronics                 136,601
                                           --------------
                                                  201,269
                                           --------------
TRANSPORTATION (6.5%)
       3,900  Forward Air                         166,062
      13,355  Heartland Express                   255,748
         200  Hub Group Class A                    12,534*
      20,320  Landstar System                     665,480*
                                           --------------
                                                1,099,824
                                           --------------
WASTE MANAGEMENT (3.0%)
       7,010  Stericycle, Inc.                    309,842*
       5,965  Waste Connections                   207,284*
                                           --------------
                                                  517,126
                                           --------------
TOTAL COMMON STOCKS
(COST $14,517,405)                             15,526,401
                                           --------------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (14.7%)

 $ 2,371,928  Neuberger Berman Prime
              Money Fund Trust Class            2,371,928@
     133,200  Neuberger Berman Securities
              Lending Quality Fund, LLC           133,200++
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,505,128)                               2,505,128#
                                           --------------

TOTAL INVESTMENTS (106.0%)
(COST $17,022,533)                             18,031,529##
Liabilities, less cash, receivables
and other assets [(6.0%)]                      (1,015,108)
                                           --------------
TOTAL NET ASSETS (100.0%)                     $17,016,421
                                           --------------

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Portfolio
---------------------------------------

NUMBER OF SHARES                                   MARKET VALUE($)+

COMMON STOCKS (103.5%)

AUTOS & HOUSING (9.8%)
           500 Autoliv, Inc.                             23,825
           500 Centex Corp.                              28,635
           600 Lennar Corp.                              34,008
         1,200 Rush Enterprises Class A                  18,816*
                                                 --------------
                                                        105,284
                                                 --------------
CONSUMER GOODS & SERVICES (5.9%)
         1,800 Vertrue Inc.                              63,792*
                                                 --------------
FINANCIAL SERVICES (42.1%)
         1,732 Bank of America                           76,381
         2,000 Capital One Financial                    149,540
         1,250 Citigroup Inc.                            56,175
           500 Fannie Mae                                27,225
         1,000 Fifth Third Bancorp                       42,980
           650 J.P. Morgan Chase                         22,490
         1,000 Merrill Lynch                             56,600
           500 Washington Mutual                         19,750
                                                 --------------
                                                        451,141
                                                 --------------
RETAIL (6.7%)
         1,700 Select Comfort                            34,748*
         1,500 TJX Cos.                                  36,945
                                                 --------------
                                                         71,693
                                                 --------------
TECHNOLOGY (39.0%)
           700 Advanced Micro Devices                    11,284*
         1,200 Amdocs Ltd.                               34,080*
           400 Computer Associates                       10,840
         2,600 Flextronics International                 31,304*
         3,500 International Rectifier                  159,250*
         1,400 Jabil Circuit                             39,928*
         3,000 Nokia Corp. ADR                           46,290
         2,000 Novell, Inc.                              11,920*
        10,000 NYFIX, Inc.                               53,800*
           700 VeriSign, Inc.                            20,090*
                                                 --------------
                                                        418,786
                                                 --------------
TOTAL COMMON STOCKS
(COST $854,493)                                       1,110,696
                                                 --------------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (0.0%)

$            1 Neuberger Berman Prime Money
               Fund Trust Class
               (COST $1)                                      1@#
                                                 --------------
TOTAL INVESTMENTS (103.5%)
(COST $854,494)                                       1,110,697##
Liabilities, less cash, receivables
and other assets [(3.5%)]                               (37,900)
TOTAL NET ASSETS (100.0%)                            $1,072,797
                                                 --------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                               MARKET VALUE($)+
COMMON STOCKS (99.5%)                                                     59,500 Investors Financial Services         2,910,145(L)
                                                                          36,750 Legg Mason                           2,871,645(L)
AEROSPACE (0.8%)                                                          31,800 Moody's Corp.                        2,571,348
        33,000 Rockwell Collins                  1,570,470                                                       --------------
                                            --------------                                                           15,182,288
BASIC MATERIALS (0.8%)                                                                                           --------------
        27,500 Nucor Corp.                       1,582,900(L)     FOOD & BEVERAGE (0.8%)
                                            --------------                28,000 Constellation Brands                 1,480,360*
BIOTECHNOLOGY (4.9%)                                                                                             --------------
        75,500 Celgene Corp.                     2,570,775*(L)    HEALTH CARE (7.8%)
        37,000 Genzyme Corp.                     2,117,880*               32,000 AMERIGROUP Corp.                     1,169,920*
        71,000 Gilead Sciences                   2,541,800*(L)            55,000 C. R.  Bard                          3,744,400
        37,000 Martek Biosciences                2,153,030*(L)            20,000 Cerner Corp.                         1,050,200*(L)
                                            --------------                32,000 Invitrogen Corp.                     2,214,400*
                                                 9,383,485                28,500 Omnicare, Inc.                       1,010,325
                                            --------------                28,000 PacifiCare Health Systems            1,593,760*
BUSINESS SERVICES (8.2%)                                                  56,500 Varian Medical Systems               1,936,820*
       102,500 Alliance Data Systems             4,141,000*               68,000 VCA Antech                           1,375,640*
        42,500 CB Richard Ellis Group            1,487,075*               13,000 Zimmer Holdings                      1,011,530*(L)
        62,000 Corporate Executive Board         3,964,900                                                       --------------
        40,000 Getty Images                      2,844,400*                                                          15,106,995
        22,500 NAVTEQ                              975,375*                                                      --------------
        35,000 Robert Half International           943,600        INDUSTRIAL (7.5%)
        32,000 Stericycle, Inc.                  1,414,400*               63,000 Danaher Corp.                        3,364,830(L)
                                            --------------                65,800 Donaldson Co.                        2,124,024
                                                15,770,750                54,500 Fastenal Co.                         3,014,395(L)
                                            --------------                23,000 Harman International Industries      2,034,580
COMMUNICATIONS EQUIPMENT (1.9%)                                           41,000 Rockwell International               2,322,240
        35,000 F5 Networks                       1,767,150*               26,500 W.W. Grainger                        1,650,155
        83,000 Juniper Networks                  1,830,980*                                                      --------------
                                            --------------                                                           14,510,224
                                                 3,598,130                                                       --------------
                                            --------------        INDUSTRIAL GASES (1.3%)
COMPUTER RELATED (1.3%)                                                   17,500 Air Products & Chemicals             1,107,575(L)
        60,000 Apple Computer                    2,500,200*               59,500 Airgas Inc.                          1,421,455
                                            --------------                                                       --------------
COSMETICS (0.5%)                                                                                                      2,529,030
        24,000 Estee Lauder                      1,079,520                                                       --------------
                                            --------------        LEISURE (4.0%)
DEFENSE (0.5%)                                                            39,500 Marriott International               2,640,970(L)
        19,500 CACI International                1,076,985*               28,000 MGM Mirage                           1,982,960*
                                            --------------                67,500 Royal Caribbean Cruises              3,016,575
DIAGNOSTIC EQUIPMENT (1.3%)                                                                                      --------------
       106,000 Cytyc Corp.                       2,439,060*                                                           7,640,505
                                            --------------                                                       --------------
ELECTRICAL & ELECTRONICS (0.7%)                                   MEDICAL EQUIPMENT (3.5%)
         5,700 Dolby Laboratories                  133,950*               48,500 Kinetic Concepts                     2,893,025*
        41,000 Jabil Circuit                     1,169,320*               59,500 Kyphon Inc.                          1,497,615*(L)
                                            --------------                41,000 ResMed Inc.                          2,312,400*(L)
                                                 1,303,270                                                       --------------
                                            --------------                                                            6,703,040
ENERGY (7.9%)                                                                                                    --------------
        37,500 Canadian Natural Resources        2,130,750        OIL & GAS (0.9%)
        20,000 Murphy Oil                        1,974,600                34,500 Quicksilver Resources                1,681,185*(L)
        53,000 National-Oilwell Varco            2,475,100*                                                      --------------
        49,000 Peabody Energy                    2,271,640        RETAIL (9.5%)
        39,500 Smith International               2,477,835(L)             35,500 Abercrombie & Fitch                  2,032,020
       121,333 XTO Energy                        3,984,576                75,500 Coach, Inc.                          4,275,565*
                                            --------------                15,500 Dick's Sporting Goods                  569,315*
                                                15,314,501                24,500 Fortune Brands                       1,975,435
                                            --------------                44,500 Nordstrom, Inc.                      2,464,410
ENTERTAINMENT (2.2%)                                                      70,500 PETsMART, Inc.                       2,026,875
        63,000 Station Casinos                   4,255,650                67,000 Staples, Inc.                        2,105,810
                                            --------------                30,000 Warnaco Group                          721,200*
FINANCIAL SERVICES (7.9%)                                                 22,000 Whole Foods Market                   2,246,860
       100,000 CapitalSource Inc.                2,300,000*(L)                                                   --------------
        10,000 Chicago Mercantile Exchange       1,940,300(L)
        45,000 First Marblehead                  2,588,850*(L)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio (cont'd)
-------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE($)+


                                                18,417,490        TOTAL NET ASSETS (100.0%)                      $192,935,494
                                                                                                                 ------------
SEMICONDUCTORS (5.0%)
        63,500 Marvell Technology Group          2,434,590*(L)
        71,500 Microchip Technology              1,859,715
       120,100 Microsemi Corp.                   1,956,429*
        70,000 National Semiconductor            1,442,700
        46,500 Sigmatel Inc.                     1,740,495*
         4,400 Varian Semiconductor Equipment      167,244*
                                               -----------
                                                 9,601,173
                                               -----------
SOFTWARE (4.7%)
        30,500 Adobe Systems                     2,048,685
        45,000 Cognos, Inc.                      1,887,300*
        73,500 Mercury Interactive               3,482,430*
       222,000 TIBCO Software                    1,653,900*
                                               -----------
                                                 9,072,315
                                               -----------
TECHNOLOGY (9.6%)
        55,500 ATI Technologies                    957,930*
        54,100 Autodesk, Inc.                    1,610,016
        91,500 Cognizant Technology Solutions    4,227,300*(L)
        26,500 International Rectifier           1,205,750*
        36,000 Macromedia, Inc.                  1,206,000*
        37,000 NCR Corp.                         1,248,380*
        99,500 Seagate Technology                1,945,225*
        38,500 VeriSign, Inc.                    1,104,950*
       105,000 Zebra Technologies                4,986,450*
                                               -----------
                                                18,492,001
                                               -----------
TELECOMMUNICATIONS (3.3%)
        85,000 American Tower                    1,549,550*(L)
        42,500 Leap Wireless International       1,107,125*
       170,500 Nextel Partners                   3,744,180*(L)
                                               -----------
                                                 6,400,855
                                               -----------
TRANSPORTATION (2.7%)
        36,500 C.H. Robinson Worldwide           1,880,845
        78,400 J.B. Hunt Transport Services      3,431,568
                                               -----------
                                                 5,312,413
                                               -----------
TOTAL COMMON STOCKS
(COST $139,374,041)                            192,004,795
                                               -----------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (21.3%)

$            1 Neuberger Berman Prime Money
               Fund Trust Class                         $1@
    41,028,400 Neuberger Berman Securities
               Lending Quality Fund, LLC        41,028,400++
                                               -----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,028,401)                              41,028,401#
                                               -----------
TOTAL INVESTMENTS (120.8%)
(COST $180,402,442)                            233,033,196##
Liabilities, less cash, receivables
and other assets [(20.8%)]                     (40,097,702)
                                               -----------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                            MARKET VALUE($)+
COMMON STOCKS (97.9%)                                             REAL ESTATE (3.7%)
                                                                          74,950 AMB Property                      2,833,110
BANKING & FINANCIAL (3.6%)                                               102,200 Equity Residential                3,291,862
       136,200 State Street                     $5,954,664(L)                                                 --------------
                                            --------------                                                         6,124,972
BUSINESS SERVICES (1.3%)                                                                                      --------------
        48,500 Manpower Inc.                     2,110,720        TECHNOLOGY (6.7%)
                                            --------------               127,550 Dell Inc.                         4,900,471*
CONSUMER CYCLICALS (3.0%)                                                231,650 National Instruments              6,266,132
        98,700 Target Corp.                      4,936,974                                                    --------------
                                            --------------                                                        11,166,603
DEFENSE (3.3%)                                                                                                --------------
        76,550 L-3 Communications Holdings       5,436,581(L)     TECHNOLOGY - SEMICONDUCTOR (7.3%)
                                            --------------               305,600 Altera Corp.                      6,044,768*
DIVERSIFIED (3.0%)                                                       240,900 Texas Instruments                 6,140,541
        92,450 Danaher Corp.                     4,937,755(L)                                                 --------------
                                            --------------                                                        12,185,309
ENERGY (2.7%)                                                                                                 --------------
        58,150 BP PLC ADR                        3,628,560        TECHNOLOGY - SEMICONDUCTOR CAPITAL
        15,200 ChevronTexaco Corp.                 886,312        EQUIPMENT (3.1%)
                                            --------------               348,700 Teradyne, Inc.                    5,091,020*
                                                 4,514,872                                                    --------------
                                            --------------        TELECOMMUNICATIONS (3.9%)
FINANCIAL SERVICES (7.1%)                                                243,000 Vodafone Group ADR                6,454,080
        43,600 Ambac Financial Group             3,259,100                                                    --------------
        68,800 Citigroup Inc.                    3,091,872        TRANSPORTATION (4.2%)
        50,200 Goldman Sachs                     5,521,498               109,350 Canadian National Railway         6,922,948
                                            --------------                                                    --------------
                                                11,872,470        UTILITIES (3.4%)
                                            --------------               574,200 National Grid Transco             5,316,155
HEALTH PRODUCTS & SERVICES (7.5%)                                          6,300 National Grid Transco ADR           294,525
        57,700 Quest Diagnostics                 6,066,001                                                    --------------
        67,750 UnitedHealth Group                6,461,995                                                         5,610,680
                                            --------------                                                    --------------
                                                12,527,996        WASTE MANAGEMENT (3.0%)
                                            --------------                95,000 Republic Services                 3,180,600(L)
INDUSTRIAL GASES (3.6%)                                                   63,950 Waste Management                  1,844,958
       124,300 Praxair, Inc.                     5,948,998                                                    --------------
                                            --------------                                                         5,025,558
INSURANCE (6.2%)                                                                                              --------------
           570 Berkshire Hathaway Class B        1,627,920*       TOTAL COMMON STOCKS
        76,800 RenaissanceRe Holdings            3,586,560        (COST $119,988,925)                            162,797,828
        141,000 Willis Group Holdings            5,198,670                                                    --------------
                                            --------------        PRINCIPAL AMOUNT
                                                10,413,150        SHORT-TERM INVESTMENTS (11.3%)
                                            --------------
MEDIA (10.8%)                                                     $    2,436,079 Neuberger Berman Prime
       107,050 Comcast Corp. Class A                                             Money Fund Trust Class            2,436,079@
               Special                           3,575,470*(L)        16,385,100 Neuberger Berman Securities
       749,656 Liberty Media                     7,773,933*                      Lending Quality Fund, LLC        16,385,100++
       107,166 Liberty Media International                                                                    --------------
               Class A                           4,687,441*                                                       18,821,179#
       205,360 UnitedGlobalCom                   1,942,705*                                                   --------------
                                            --------------        TOTAL SHORT-TERM INVESTMENTS
                                                17,979,549        (COST $18,821,179)                             181,619,007##
                                            --------------
OIL & GAS (4.5%)                                                  TOTAL INVESTMENTS (109.2%)
        14,100 Cimarex Energy                      549,900*(L)    (COST $138,810,104)
        94,500 Newfield Exploration              7,017,570*       Liabilities, less cash, receivables
                                            --------------        and other assets [(9.2%)]                      (15,292,840)
                                                 7,567,470                                                    --------------
                                            --------------        TOTAL NET ASSETS (100.0%)                     $166,326,167
OIL SERVICES (0.5%)                                                                                           --------------
        11,400 Schlumberger Ltd.                   803,472
                                            --------------
PHARMACEUTICAL (5.5%)
        77,900 Millipore Corp.                   3,380,860*
       124,650 Novartis AG ADR                   5,831,127
                                            --------------
                                                 9,211,987
                                            --------------

See Notes to Schedule of Investments

                                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio
--------------------------------------------------
PRINCIPAL AMOUNT($)                                                              RATING           MARKET VALUE($)+
                                                                           Moody's     S&P
CORPORATE DEBT SECURITIES (86.7%)
      125,000  Abitibi-Consolidated, Inc., Guaranteed Notes, 7.88%,
               due 8/1/09                                                    Ba3         BB-            124,688
       83,000  Allied Waste North America, Inc., Guaranteed Senior
               Secured Notes, Ser. B, 9.25%, due 9/1/12                       B2         BB-             88,810
      125,000  Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                  B1          BB            130,000
      125,000  Boise Cascade LLC, Floating Quarterly Senior Notes,
               5.54%, due 4/15/05                                             B1          B+            127,500**
      125,000  Case New Holland, Inc., Senior Notes, 6.00%, due 6/1/09       Ba3         BB-            118,750**
      125,000  D. R. Horton, Inc., Guaranteed Senior Unsecured Notes,
               5.00%, due 1/15/09                                            Ba1         BB+            121,739
      125,000  Evergreen Resources, Inc., Senior Subordinated Notes,
               5.88%, due 3/15/12                                           Baa3        BBB-            127,125
      125,000  Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14              Ba3          B+            121,875
      125,000  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13        Ba3           B            130,000
      125,000  Lyondell Chemical Co., Guaranteed Senior Notes,
               10.50%, due 6/1/13                                             B1          B+            143,750
      125,000  MGM Mirage, Inc., Senior Notes, 6.00%, due 10/1/09            Ba2         BB+            123,281
      125,000  Nalco Co., Senior Notes, 7.75%, due 11/15/11                   B2          B-            130,000
      125,000  Norampac, Inc., Senior Notes, 6.75%, due 6/1/13               Ba2         BB+            127,187
      125,000  Norske Skog Canada, Ltd., Guaranteed Senior Notes,
               Ser. D, 8.63%, due 6/15/11                                    Ba3         BB-            129,375
      125,000  Owens-Brockway Glass Container, Inc., Senior Notes,
               8.25%, due 5/15/13                                             B2           B            132,187
      125,000  Salem Communications Holding Corp., Guaranteed Senior
               Subordinated Notes, 7.75%, due 12/15/10                        B2          B-            129,531
      125,000  Service Corp. International, Notes, 6.88%, due 10/1/07        Ba3          BB            126,562
      125,000  Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11       Ba2          BB            127,969
      125,000  Stewart Enterprises, Inc., Senior Notes, 6.25%, due
               2/15/13                                                        B1         BB-            121,250**
      125,000  Tembec Industries, Inc., Guaranteed Senior Unsecured
               Notes, 8.50%, due 2/1/11                                       B2           B            118,438
      125,000  Warner Music Group, Senior Subordinated Notes, 7.38%,
               due 4/15/14                                                    B3          B-            128,750
                                                                                                 --------------
               TOTAL CORPORATE DEBT SECURITIES (COST $2,710,439)                                      2,628,767
                                                                                                 --------------

CONVERTIBLE BONDS (8.0%)
      125,000  Fairchild Semiconductor, Inc., Senior Subordinated
               Notes, 5.00%, due 11/1/08                                                   B            126,250
      125,000  Nortel Networks Corp., Notes, 4.25%, due 9/1/08                B3          B-            115,625
                                                                                                 --------------

               TOTAL CONVERTIBLE BONDS (COST $244,614)                                                  241,875
                                                                                                 --------------

               TOTAL INVESTMENTS (94.7%) (COST $2,955,053)                                            2,870,642##
               Cash, receivables and other assets, less liabilities
               (5.3%)                                                                                   162,124
                                                                                                 --------------
               TOTAL NET ASSETS (100.0%)                                                             $3,032,766
                                                                                                 --------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio
-------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                       RATING                  MARKET VALUE($)+
                                                                                    Moody's        S&P
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
GOVERNMENT (14.9%)
     11,000,000  U.S. Treasury Notes, 1.88%, due 12/31/05                             TSY          TSY                10,885,699
     11,200,000  U.S. Treasury Notes, 1.88%, due 1/31/06                              TSY          TSY                11,065,253
      4,965,000  U.S. Treasury Notes, 2.25%, due 4/30/06                              TSY          TSY                 4,898,866
      3,300,000  U.S. Treasury Notes, 2.50%, due 10/31/06                             TSY          TSY                 3,239,673
     17,400,000  U.S. Treasury Notes, 3.00%, due 2/15/08                              TSY          TSY                16,958,875
                                                                                                                  --------------
                 TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH
                 AND CREDIT OF THE U.S. GOVERNMENT (COST $47,566,026)                                                 47,048,366
                                                                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES (17.0%)
      7,730,000  Fannie Mae, Notes, 5.25%, due 6/15/06                                AGY          AGY                 7,861,487
     22,500,000  Federal Home Loan Bank, Bonds, 2.88%, due 8/15/06                    AGY          AGY                22,217,828
     23,230,000  Freddie Mac, Notes, 5.50%, due 7/15/06                               AGY          AGY                23,719,619
                                                                                                                  --------------
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $54,113,878)                                          53,798,934
                                                                                                                  --------------
MORTGAGE-BACKED SECURITIES (1.0%)
FANNIE MAE
        718,307  Collateralized Mortgage Obligations, Planned Amortization
                 Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09            AGY          AGY                   719,861
FREDDIE MAC
         12,763  Mortgage Participation Certificates, 10.00%, due 4/1/20              AGY          AGY                    14,349
        421,181  Pass-Through Certificates, 5.00%, due 2/1/07                         AGY          AGY                   427,707

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      2,109,896  Pass-Through Certificates, 6.00%, due 1/15/33                        AGY          AGY                 2,169,648
                                                                                                                  --------------
                 TOTAL MORTGAGE-BACKED SECURITIES (COST $3,347,494)                                                    3,331,565
                                                                                                                  --------------
CORPORATE DEBT SECURITIES (44.6%)
      3,000,000  Allstate Corp., Senior Notes, 7.88%, due 5/1/05                       A1           A+                 3,010,203
      3,300,000  American Express Co., Notes, 5.50%, due 9/12/06                       A1           A+                 3,367,013
      1,765,000  AT&T Wireless Services, Inc., Senior Notes, 7.35%, due 3/1/06       Baa2            A                 1,819,800
      4,130,000  Bank of America Corp., Senior Notes, 3.88%, due 1/15/08              Aa2          AA-                 4,076,752
      2,990,000  Bank of New York Co., Inc., Senior Notes, 5.20%, due 7/1/07          Aa3           A+                 3,048,568
      3,500,000  Bank One Corp., Notes, 6.50%, due 2/1/06                             Aa3           A+                 3,577,067
      2,650,000  Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                      A1            A                 2,719,504
      3,100,000  Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                 Aaa          AAA                 3,054,737
      1,900,000  Boeing Capital Corp., Senior Notes, 5.65%, due 5/15/06                A3            A                 1,933,545
      1,550,000  Capital One Bank, Senior Notes, 8.25%, due 6/15/05                  Baa2          BBB                 1,564,313
      3,400,000  Caterpillar Financial Services Corp., Medium-Term Notes,
                 2.59%, due 7/15/06                                                    A2            A                 3,341,751
      1,700,000  CBS Corp., Guaranteed Senior Notes, 7.15%, due 5/20/05                A3           A-                 1,707,344
      1,285,000  Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07          A1            A                 1,360,504
      3,200,000  CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06                     A2            A                 3,207,635
      3,400,000  Citigroup Global Markets, Notes, 5.88%, due 3/15/06                  Aa1          AA-                 3,462,257
      3,250,000  Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                      A2            A                 3,303,372
      1,900,000  Comcast Cable Communications, Notes, 8.38%, due 5/1/07              Baa3          BBB                 2,046,634
      3,870,000  Credit Suisse First Boston USA, Inc., Notes, 5.88%, due
                 8/1/06                                                               Aa3           A+                 3,962,806
      2,800,000  Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
                 6.40%, due 5/15/06                                                    A3          BBB                 2,859,497
      1,600,000  Deutsche Telekom International Finance, Guaranteed Notes,
                 8.25%, due 6/15/05                                                  Baa1           A-                 1,615,432

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                       RATING                  MARKET VALUE($)+
                                                                                   Moody's        S&P
      3,400,000  Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06              A2            A                 3,334,489
      1,150,000  Enterprise Products Operating, Senior Notes, 4.00%, due
                 10/15/07                                                            Baa3          BB+                 1,125,879
      6,200,000  General Electric Capital Corp., Notes, 3.50%, due 5/1/08             Aaa          AAA                 6,034,689
        700,000  General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06          Baa1         BBB-                   696,771
        710,000  General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07           Baa1         BBB-                   698,266
      4,100,000  Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                 Aa3           A+                 4,065,445
      1,600,000  Hertz Corp., Senior Notes, 8.25%, due 6/1/05                        Baa2                              1,607,208
      3,300,000  Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                         A3           A-                 3,386,615
      3,200,000  HSBC Finance Corp., Notes, 5.75%, due 1/30/07                         A1            A                 3,284,451
      3,250,000  International Lease Finance Corp., Notes, 5.75%, due 2/15/07          A1          AA-                 3,335,829
      1,500,000  J.P. Morgan Chase & Co., Senior Notes, 5.63%, due 8/15/06            Aa3           A+                 1,530,942
      2,700,000  John Deere Capital Corp., Notes, 5.13%, due 10/19/06                  A3           A-                 2,742,520
      2,175,000  Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                          A3         BBB+                 2,189,248
      1,600,000  Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due
                 5/15/05                                                             Baa3         BBB-                 1,607,530
      1,550,000  Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                Baa3          BBB                 1,617,515
      4,100,000  Merrill Lynch & Co., Notes, 6.13%, due 5/16/06                       Aa3           A+                 4,188,950
      1,500,000  MetLife, Inc., Debentures, 3.91%, due 5/15/05                         A2            A                 1,501,661
      3,850,000  Morgan Stanley, Bonds, 5.80%, due 4/1/07                             Aa3           A+                 3,958,123
      3,200,000  National Rural Utilities Cooperative Finance Corp.,
                 Collateral Trust, 6.00%, due 5/15/06                                  A1           A+                 3,271,418
        594,000  Raytheon Co., Notes, 6.50%, due 7/15/05                             Baa3         BBB-                   598,881
      1,600,000  Reliant Energy Resources Corp., Notes, Ser. B, 8.13%, due
                 7/15/05                                                              Ba1          BBB                 1,621,446
      1,800,000  Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05          A3            A                 1,808,057
      3,750,000  SBC Communications, Inc., Notes, 5.75%, due 5/2/06                    A2            A                 3,818,524
      1,540,000  Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07          Baa3         BBB-                 1,583,086
      3,300,000  Target Corp., Notes, 3.38%, due 3/1/08                                A2           A+                 3,213,484
      1,400,000  Time Warner, Inc., Notes, 5.63%, due 5/1/05                         Baa1         BBB+                 1,402,142
      1,770,000  Time Warner, Inc., Notes, 7.75%, due 6/15/05                        Baa1         BBB+                 1,784,884
      2,150,000  Union Bank of Switzerland-NY, Subordinated Notes, 7.25%, due
                 7/15/06                                                              Aa3           AA                 2,227,856
      1,600,000  Univision Communications, Inc., Guaranteed Notes, 3.50%, due
                 10/15/07                                                            Baa2         BBB-                 1,563,960
      3,100,000  U.S. Bank NA, Notes, 2.85%, due 11/15/06                             Aa1          AA-                 3,042,445
      3,990,000  Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                  A3           A+                 4,064,797
      4,100,000  Wachovia Corporation, Notes, 4.95%, due 11/1/06                      Aa3            A                 4,151,098
      3,100,000  Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07             A3           A-                 3,169,741
      1,600,000  Weyerhaeuser Co., Notes, 6.00%, due 8/1/06                          Baa2          BBB                 1,639,963
                                                                                                                  --------------
                 TOTAL CORPORATE DEBT SECURITIES (COST $142,541,544)                                                 140,906,647
                                                                                                                  --------------
FOREIGN GOVERNMENT SECURITIES^ (3.1%)
EUR 4,800,000    Bundesobligation, 3.50%, due 10/10/08                                Aaa          AAA                 6,364,415
EUR 2,540,000    Bundesobligation, 3.25%, due 4/17/09                                 Aaa          AAA                 3,334,846
                                                                                                                  --------------
                 TOTAL FOREIGN GOVERNMENT SECURITIES (COST $9,243,751)                                                 9,699,261
                                                                                                                  --------------
ASSET-BACKED SECURITIES (17.6%)
      5,900,000  Banc of America Commercial Mortgage Inc., Series 2005-1,
                 Class A1, 4.36%, due 11/10/42                                     ......          AAA                 5,914,761
      5,000,000  Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
                 3.58%, due 1/15/09                                                   Aaa          AAA                 4,917,127
      3,100,000  Capital One Prime Auto Receivables Trust, Series 2004-3,

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                       RATING                  MARKET VALUE($)+
                                                                                    Moody's        S&P
                 Class A3, 3.39%, due 1/15/09                                         Aaa          AAA                 3,061,010
      6,650,000  Chase Manhattan Auto Owner Trust, Ser. 2003-A, Class A4,
                 2.06%, due 12/15/09                                                  Aaa          AAA                 6,431,584
      6,400,000  Citibank Credit Card Issuance Trust, Ser. 2004-A1, Class A1,
                 2.55%, due 1/20/09                                                   Aaa          AAA                 6,227,546
      6,500,000  Daimler Chrysler Auto Trust, Ser. 2003-B, Class A4, 2.86%,
                 due 3/9/09                                                           Aaa          AAA                 6,359,712
      3,800,000  Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
                 due 11/15/08                                                         Aaa          AAA                 3,764,163
      6,905,000  Honda Auto Receivables Owner Trust, Ser. 2004-3, Class A4,
                 3.28%, due 2/18/10                                                   Aaa          AAA                 6,675,878
      6,400,000  MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1,
                 4.95%, due 6/15/09                                                   Aaa          AAA                 6,506,179
      3,800,000  Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
                 3.54%, due 10/15/08                                                  Aaa          AAA                 3,764,785
      1,950,000  USAA Auto Owner Trust, Series 2005-1, Class A3, 3.90%, due
                 7/15/09                                                              Aaa          AAA                 1,936,594
                                                                                                                  --------------
                 TOTAL ASSET-BACKED SECURITIES (COST $56,406,596)                                                     55,559,339
                                                                                                                  --------------
REPURCHASE AGREEMENTS (0.7%)
      2,375,000  State Street Bank and Trust Co. Repurchase Agreement, 2.35%,
                 due 4/1/05, dated 3/31/05, Maturity Value $2,375,155,
                 Collateralized by $2,360,000 U.S. Treasury Bonds, 4.88%, due
                 2/15/12 (Collateral Value $2,448,500)
                 (COST $2,375,000)                                                                                     2,375,000#
                                                                                                                  --------------
                 TOTAL INVESTMENTS (98.9%) (COST $315,594,289)                                                       312,719,112##
                 Cash, receivables and other assets, less liabilities (1.1%)                                           3,403,234
                                                                                                                  --------------
                 TOTAL NET ASSETS (100.0%)                                                                          $316,122,346
                                                                                                                  --------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  Mid-Cap Growth Portfolio
-------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE($)+    NUMBER OF SHARES                            MARKET VALUE($)+
COMMON STOCKS (95.7%)                                                    270,500 CapitalSource Inc.                6,221,500*(L)
                                                                          28,000 Chicago Mercantile Exchange       5,432,840(L)
AEROSPACE (1.3%)                                                         119,000 First Marblehead                  6,846,070*(L)
        40,000 Precision Castparts              $3,080,400               162,800 Investors Financial
        78,000 Rockwell Collins                  3,712,020                       Services                          7,962,548(L)
                                            --------------                86,250 Legg Mason                        6,739,575(L)
                                                 6,792,420                82,600 Moody's Corp.                     6,679,036(L)
                                            --------------                                                    --------------
BASIC MATERIALS (0.8%)                                                                                            39,881,569
        75,000 Nucor Corp.                       4,317,000                                                    --------------
                                            --------------        FOOD & BEVERAGE (0.7%)
BIOTECHNOLOGY (4.9%)                                                      66,500 Constellation Brands              3,515,855*
       218,000 Celgene Corp.                     7,422,900*(L)                                                --------------
        92,000 Genzyme Corp.                     5,266,080*       HEALTH CARE (7.5%)
       213,000 Gilead Sciences                   7,625,400*(L)            80,000 AMERIGROUP Corp.                  2,924,800*
       102,000 Martek Biosciences                5,935,380*(L)           113,000 C. R. Bard                        7,693,040
                                            --------------                81,500 Cerner Corp.                      4,279,565*(L)
                                                 26,249,760               74,500 Invitrogen Corp.                  5,155,400*(L)
                                            --------------                78,500 Omnicare,Inc.                     2,782,825
BUSINESS SERVICES (7.7%)                                                  77,500 PacifiCare Health Systems         4,411,300*
       279,000 Alliance Data Systems            11,271,600*              141,000 Varian Medical Systems            4,833,480*(L)
       118,500 CB Richard Ellis Group            4,146,315*              176,000 VCA Antech                        3,560,480*
       144,000 Corporate Executive Board         9,208,800                59,100 Zimmer Holdings                   4,598,571*(L)
        95,000 Getty Images                      6,755,450*(L)                                                --------------
        56,000 NAVTEQ                            2,427,600*                                                       40,239,461
        90,000 Robert Half International         2,426,400(L)                                                 --------------
       110,000 Stericycle, Inc.                  4,862,000*       INDUSTRIAL (6.9%)
                                            --------------               148,000 Danaher Corp.                     7,904,680(L)
                                                41,098,165               171,700 Donaldson Co.                     5,542,476
                                            --------------               138,300 Fastenal Co.                      7,649,373(L)
COMMUNICATIONS EQUIPMENT (1.6%)                                           63,500 Harman International
        90,000 F5 Networks                       4,544,100*(L)                   Industries                        5,617,210
       191,000 Juniper Networks                  4,213,460*              112,000 Rockwell International            6,343,680
                                            --------------                66,000 W.W. Grainger                     4,109,820
                                                 8,757,560                                                    --------------
                                            --------------                                                        37,167,239
COMPUTER RELATED (1.3%)                                                                                       --------------
       161,400 Apple Computer                    6,725,538*       INDUSTRIAL GASES (1.3%)
                                            --------------                43,500 Air Products & Chemicals          2,753,115(L)
COSMETICS (0.5%)                                                         180,000 Airgas Inc.                       4,300,200
        63,100 Estee Lauder                      2,838,238                                                    --------------
                                            --------------                                                         7,053,315
DEFENSE (0.5%)                                                                                                --------------
        53,500 CACI International                2,954,805*       INSTRUMENTS (0.5%)
                                            --------------               100,000 Thermo Electron                   2,529,000*
DIAGNOSTIC EQUIPMENT (1.3%)                                                                                   --------------
       300,000 Cytyc Corp.                       6,903,000*       INTERNET (0.3%)
                                            --------------               125,000 aQuantive, Inc.                   1,383,750*(L)
ELECTRICAL & ELECTRONICS (0.6%)                                                                               --------------
        15,400 Dolby Laboratories                  361,900*       LEISURE (3.5%)
       109,000 Jabil Circuit                     3,108,680*               98,500 Marriott International            6,585,710
                                            --------------                70,000 MGM Mirage                        4,957,400*(L)
                                                 3,470,580               167,600 Royal Caribbean Cruises           7,490,044
                                            --------------                                                    --------------
ENERGY (7.4%)                                                                                                     19,033,154
        88,500 Canadian Natural Resources        5,028,570                                                    --------------
        55,500 Murphy Oil                        5,479,515        MEDICAL EQUIPMENT (3.3%)
       146,000 National-Oilwell Varco            6,818,200*              134,500 Kinetic Concepts                  8,022,925*
       131,000 Peabody Energy                    6,073,160               150,500 Kyphon Inc.                       3,788,085*
        92,800 Smith International               5,821,344(L)            108,000 ResMed Inc.                       6,091,200*
       328,200 XTO Energy                       10,778,088                                                    --------------
                                            --------------                                                        17,902,210
                                                39,998,877                                                    --------------
                                            --------------        OIL & GAS (0.9%)
ENTERTAINMENT (2.0%)                                                     102,300 Quicksilver Resources             4,985,079*(L)
       156,000 Station Casinos                  10,537,800                                                    --------------
                                            --------------        RETAIL (9.0%)
FINANCIAL SERVICES (7.4%)                                                 94,000 Abercrombie & Fitch               5,380,560
                                                                         165,600 Coach, Inc.                       9,377,928*

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS  Mid-Cap Growth Portfolio
-------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                            MARKET VALUE($)+
        40,000 Dick's Sporting Goods             1,469,200*                      Fund Trust Class                  8,777,592@
        67,000 Fortune Brands                    5,402,210           132,968,200 Neuberger Berman Securities
       124,500 Nordstrom, Inc.                   6,894,810                       Lending Quality Fund, LLC       132,968,200++
       195,000 PETsMART, Inc.                    5,606,250                                                    --------------
       164,500 Staples, Inc.                     5,170,235        TOTAL SHORT-TERM INVESTMENTS
       113,500 Warnaco Group                     2,728,540*       (COST $155,739,830)                            155,739,830
        60,000 Whole Foods Market                6,127,800(L)                                                 --------------
                                            --------------
                                                48,157,533        TOTAL INVESTMENTS (124.7%)
                                            --------------        (COST $540,442,286)                            669,979,374##
SEMICONDUCTORS (5.0%)                                             Liabilities, less cash, receivables
       181,000 Marvell Technology Group          6,939,540*(L)    and other assets [(24.7%)]                    (132,846,934)
       162,500 Microchip Technology              4,226,625                                                    --------------
       309,000 Microsemi Corp.                   5,033,610*       TOTAL NET ASSETS (100.0%)                     $537,132,440
       195,000 National Semiconductor            4,018,950                                                    --------------
       128,000 Sigmatel Inc.                     4,791,040*
        48,000 Varian Semiconductor
               Equipment.......                  1,824,480*
                                            --------------
                                                 26,834,245
                                            --------------
SOFTWARE (4.4%)
        75,500 Adobe Systems                     5,071,335
       128,000 Cognos, Inc.                      5,368,320*
       182,500 Mercury Interactive               8,646,850*
       611,500 TIBCO Software                    4,555,675*
                                            --------------
                                                23,642,180
                                            --------------
TECHNOLOGY (9.6%)
       206,000 ATI Technologies                  3,555,560*
       155,000 Autodesk, Inc.                    4,612,800
       216,000 Cognizant Technology
               Solutions                         9,979,200*(L)
        77,500 International Rectifier           3,526,250*
       125,500 Macromedia, Inc.                  4,204,250*
        93,000 NCR Corp.                         3,137,820*(L)
       291,500 Seagate Technology                5,698,825*
       104,000 VeriSign, Inc.                    2,984,800*
       290,000 Zebra Technologies               13,772,100*
                                            --------------
                                                51,471,605
                                            --------------
TELECOMMUNICATIONS (3.3%)
       235,000 American Tower                    4,284,050*
       123,500 Leap Wireless International       3,217,175*
       472,000 Nextel Partners                  10,365,120*(L)
                                            --------------
                                                17,866,345
                                            --------------
TRANSPORTATION (2.2%)
        86,500 C.H. Robinson Worldwide           4,457,345
       170,800 J.B. Hunt Transport
               Services                          7,475,916
                                            --------------
                                                11,933,261
                                            --------------
TOTAL COMMON STOCKS
(COST $384,702,456)                            514,239,544
                                            --------------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (29.0%)

SHORT-TERM INVESTMENTS (29.0%)
$   14,000,000 U. S. Treasury Bills,
               2.56%, due 4/07/05              $13,994,038
     8,777,592 Neuberger Berman
               Prime Money

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                           MARKET VALUE($)+
COMMON STOCKS (98.9%)                                                  295,600  Citigroup Inc.                   13,284,264
                                                                       348,398  Countrywide Financial            11,308,999(L)
BANKING & FINANCIAL (3.3%)                                             168,700  Doral Financial                   3,692,843(L)
     135,000  Fannie Mae                        7,350,750              300,300  General Electric                 10,828,818
     223,400  Merrill Lynch                    12,644,440               88,400  Goldman Sachs                     9,723,116(L)
                                           --------------              146,700  Hartford Financial Services
                                               19,995,190                       Group                            10,057,752(L)
                                           --------------               76,100  J.P. Morgan Chase                 2,633,060
BROADCASTING (1.2%)                                                    222,600  PMI Group                         8,461,026(L)
     247,000  EchoStar Communications           7,224,750               41,396  XL Capital                        2,995,828(L)
                                           --------------                                                    --------------
BUILDING, CONSTRUCTION & FURNISHING (13.1%)                                                                      90,877,017
     262,700  Centex Corp.                     15,044,829(L)                                                 --------------
     203,066  D.R. Horton                       5,937,650         HEALTH CARE (8.8%)
     254,600  Home Depot                        9,735,904              362,300  Boston Scientific                10,611,767*
     121,000  KB HOME                          14,212,660(L)           148,600  Caremark Rx                       5,911,308*
     256,400  Lennar Corp.                     14,532,752(L)            45,600  Health Management Associates      1,193,808(L)
       7,200  NVR, Inc.                         5,652,000*(L)          282,900  NBTY, Inc.                        7,097,961*
     206,100  Pulte Homes                      15,175,143(L)           125,900  PacifiCare Health Systems         7,166,228*
                                           --------------              360,600  Teva Pharmaceutical ADR          11,178,600
                                               80,290,938               36,600  WellPoint Inc.                    4,587,810*
                                           --------------              149,800  Wyeth                             6,318,564
BUSINESS SERVICES (1.3%)                                                                                     --------------
     237,800  Career Education                  8,147,028*(L)                                                    54,066,046
                                           --------------                                                    --------------
COMMUNICATION SERVICES (1.4%)                                     INSURANCE (4.7%)
     295,600  Scientific-Atlanta                8,341,832              122,900  Aetna Inc.                        9,211,355(L)
                                           --------------              276,600  American International Group     15,326,406
COMMUNICATIONS (0.7%)                                                  139,800  Marsh & McLennan                  4,252,716
     158,400  Cablevision Systems               4,443,120*                                                   --------------
                                           --------------                                                        28,790,477
CONSUMER CYCLICALS (2.2%)                                                                                    --------------
     130,200  Best Buy                          7,032,102(L)      METALS (2.8%)
     188,800  Masco Corp.                       6,545,696              113,600  Nucor Corp.                       6,538,816
                                           --------------              101,900  Phelps Dodge                     10,366,287(L)
                                               13,577,798                                                    --------------
                                           --------------                                                        16,905,103
CONSUMER GOODS & SERVICES (0.7%)                                                                             --------------
      84,900  Colgate-Palmolive                 4,429,233         OIL & GAS (8.4%)
                                           --------------              247,200  EOG Resources                    12,048,528
CONSUMER STAPLES (0.7%)                                                135,800  FMC Technologies                  4,505,844*
     127,400  Viacom Inc. Class B               4,437,342              166,700  National-Oilwell Varco            7,784,890*
                                           --------------              164,900  Petroleo Brasileiro               7,285,282(L)
DEFENSE & AEROSPACE (0.8%)                                             187,100  Pioneer Natural Resources         7,992,912
     147,800  Embraer-Empresa Brasileira                               365,733  XTO Energy                       12,010,672
              de Aeronautica                    4,626,140(L)                                                 --------------
                                           --------------                                                        51,628,128
DIVERSIFIED (1.4%)                                                                                           --------------
   1,405,300  ABB Ltd.                          8,733,901*        PHARMACEUTICAL (2.1%)
                                           --------------               46,600  Express Scripts                   4,063,054*
ELECTRICAL & ELECTRONICS (1.7%)                                        246,000  Shire Pharmaceuticals Group
     310,100  Tyco International               10,481,380                       ADR                               8,432,880
                                           --------------                                                    --------------
ENERGY (13.0%)                                                                                                   12,495,934
     140,500  Anadarko Petroleum               10,692,050                                                    --------------
     230,400  Canadian Natural Resources       13,091,328         RETAIL (1.5%)
     116,800  ChevronTexaco Corp.               6,810,608              170,800  J.C. Penney                       8,867,936(L)
      75,300  ConocoPhillips                    8,120,352                                                    --------------
     138,300  Cooper Cameron                    7,912,143*        SEMICONDUCTORS (1.6%)
     270,000  Peabody Energy                   12,517,200              301,200  Applied Materials                 4,894,500*(L)
     303,500  Talisman Energy                  10,364,525              605,320  Taiwan Semiconductor
     122,000  TXU Corp.                         9,714,860                       Manufacturing ADR                 5,133,114
                                           --------------                                                    --------------
                                               79,223,066                                                        10,027,614
                                           --------------                                                    --------------
FINANCIAL SERVICES (14.9%)                                        SOFTWARE (4.6%)
      70,300  American Express                  3,611,311(L)           229,000  Check Point Software
       5,000  Berkshire Hathaway Class B       14,280,000*

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+

              Technologies                      4,978,460*
     428,200  Microsoft Corp.                  10,349,594
     653,900  Oracle Corp.                      8,160,672*
     210,900  VERITAS Software                  4,897,098*
                                           --------------
                                               28,385,824
                                           --------------
TECHNOLOGY (0.4%)
      24,200  IBM                               2,211,396
                                           --------------
TELECOMMUNICATIONS (1.1%)
     155,100  Nextel Communications             4,407,942*
     863,500  Nortel Networks                   2,357,355*
                                           --------------
                                                6,765,297
                                           --------------
TRANSPORTATION (6.5%)
     235,300  Frontline Ltd.                   11,233,893
     150,000  General Maritime                  7,266,000*
     809,100  Golden Ocean Group                  501,026*
     106,100  Overseas Shipholding Group        6,674,751
     167,893  Ship Finance International        3,408,228(L)
     243,200  Teekay Shipping                  10,931,840(L)
                                           --------------
                                               40,015,738
                                           --------------
TOTAL COMMON STOCKS
(COST $486,258,384)                           604,988,228
                                           --------------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (16.6%)

$  7,163,679  Neuberger Berman Prime Money
              Fund Trust Class                  7,163,679@
  94,330,200  Neuberger Berman Securities
              Lending Quality Fund, LLC        94,330,200++
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
(COST $101,493,879)                           101,493,879#
                                           --------------

TOTAL INVESTMENTS (115.5%)
(COST $587,752,263)                           706,482,107##
Liabilities, less cash, receivables
and other assets [(15.5%)]                    (94,755,804)
                                           --------------
TOTAL NET ASSETS (100.0%)                    $611,726,303
                                           --------------

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
NUMBER OF SHARES                           MARKET VALUE($)+       NUMBER OF SHARES                           MARKET VALUE($)+
COMMON STOCKS (97.9%)                                                   58,900  Arch Capital Group                2,358,356*
                                                                        35,600  Endurance Specialty Holdings      1,347,104
AUTO RELATED (11.7%)                                                    16,300  Jefferson-Pilot                     799,515
      60,900  Advance Auto Parts                3,072,405*              50,200  PartnerRe Ltd.                    3,242,920
      49,500  AutoNation, Inc.                    937,530*              93,300  PMI Group                         3,546,333(L)
      47,600  AutoZone, Inc.                    4,079,320*              78,600  Radian Group                      3,752,364
      76,400  Borg-Warner Automotive            3,719,152(L)            73,900  RenaissanceRe Holdings            3,451,130
      57,600  Johnson Controls                  3,211,776(L)                                                 --------------
      88,000  Lear Corp.                        3,903,680(L)                                                     18,497,722
                                           --------------                                                    --------------
                                               18,923,863         MANUFACTURING (6.6%)
                                           --------------               65,700  Briggs & Stratton                 2,392,137
BANKING & FINANCIAL (11.4%)                                             31,800  Ingersoll-Rand                    2,532,870
      95,300  Astoria Financial                 2,411,090               53,100  Masco Corp.                       1,840,977
     109,700  Commerce Bancorp                  3,561,959(L)            91,100  SPX Corp.                         3,942,808(L)
      92,500  First Horizon National            3,773,075(L)                                                 --------------
     107,500  IndyMac Bancorp                   3,655,000(L)                                                     10,708,792
     139,565  North Fork Bancorp                3,871,533                                                    --------------
      44,000  TCF Financial                     1,194,600         RESTAURANTS (2.6%)
                                           --------------               52,000  Darden Restaurants                1,595,360(L)
                                               18,467,257              112,100  Ruby Tuesday                      2,722,909(L)
                                           --------------                                                    --------------
BUSINESS SERVICES (2.2%)                                                                                          4,318,269
      81,500  Manpower Inc.                     3,546,880                                                    --------------
                                           --------------         RETAIL (12.3%)
CONSUMER CYCLICALS (5.3%)                                              107,400  Dollar Tree Stores                3,085,602*
      27,500  Black & Decker                    2,172,225(L)           111,300  Foot Locker                       3,261,090
      27,400  Mohawk Industries                 2,309,820*(L)           64,100  Liz Claiborne                     2,572,333
      59,900  Whirlpool Corp.                   4,057,027(L)           199,500  Pier 1 Imports                    3,636,885
                                           --------------               76,300  Reebok International              3,380,090(L)
                                                8,539,072               11,100  Timberland Co.                      787,323*
                                           --------------               53,700  V. F. Corp.                       3,175,818
ENERGY (5.1%)                                                                                                --------------
      32,100  Sunoco, Inc.                      3,322,992                                                        19,899,141
     149,076  XTO Energy                        4,895,656                                                    --------------
                                           --------------         TECHNOLOGY (5.1%)
                                                8,218,648              133,700  Computer Associates               3,623,270(L)
                                           --------------              368,100  Western Digital                   4,693,275*(L)
FINANCIAL SERVICES (8.2%)                                                                                    --------------
      46,800  Ambac Financial Group             3,498,300                                                         8,316,545
      37,900  Bear Stearns                      3,786,210                                                    --------------
     102,300  CIT Group                         3,887,400         TOTAL COMMON STOCKS
     106,000  Waddell & Reed Financial          2,092,440         (COST $142,058,766)                           158,760,239
                                           --------------                                                    --------------
                                               13,264,350         PRINCIPAL AMOUNT
                                           --------------         SHORT-TERM INVESTMENTS (26.7%)
FOOD & BEVERAGE (2.3%)
      29,800  Constellation Brands              1,575,526*        $  2,912,968  Neuberger Berman Prime
      71,200  Fresh Del Monte Produce           2,173,024(L)                    Money Fund Trust Class            2,912,968@
                                           --------------           40,468,700  Neuberger Berman Securities
                                                3,748,550                       Lending Quality Fund, LLC        40,468,700++
                                           --------------                                                    --------------
HEALTH CARE (12.0%)                                               TOTAL SHORT-TERM INVESTMENTS
      73,300  Coventry Health Care              4,994,662*        (COST $43,381,668)                             43,381,668#
      60,000  Health Management Associates      1,570,800                                                    --------------
     118,600  NBTY, Inc.                        2,975,674*        TOTAL INVESTMENTS (124.6%)
     123,300  Omnicare, Inc.                    4,370,985         (COST $185,440,434)                           202,141,907##
      32,300  Triad Hospitals                   1,618,230*        Liabilities, less cash, receivables
      19,900  WellChoice Inc.                   1,060,869*(L)     and other assets [(24.6%)]                    (39,881,234)
      23,300  WellPoint Inc.                    2,920,655*                                                   --------------
                                           --------------         TOTAL NET ASSETS (100.0%)                    $162,260,673
                                               19,511,875                                                    --------------
                                           --------------
HOME FURNISHINGS (1.7%)
     102,500  Rent-A-Center, Inc.               2,799,275*
                                           --------------
INSURANCE (11.4%)

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------
NUMBER OF SHARES                            MARKET VALUE($)+      NUMBER OF SHARES                            MARKET VALUE($)+
COMMON STOCKS (105.7%)                                            TECHNOLOGY (7.3%)
                                                                          19,950 Dell Inc.                           766,479*
AUTOMOTIVE (2.7%)                                                         36,287 National Instruments                981,563
         8,900 Toyota Motor Corp. ADR              661,982(L)                                                 --------------
                                            --------------                                                         1,748,042
BANKING & FINANCIAL (3.9%)                                                                                    --------------
        21,775 State Street                        952,003        TECHNOLOGY - SEMICONDUCTOR (8.0%)
                                            --------------                48,500 Altera Corp.                        959,330*
BUSINESS SERVICES (3.3%)                                                  37,850 Texas Instruments                   964,796
        18,535 Manpower Inc.                       806,643                                                    --------------
                                            --------------                                                         1,924,126
CONSUMER CYCLICALS (3.2%)                                                                                     --------------
        15,175 Target Corp.                        759,054        TECHNOLOGY - SEMICONDUCTOR CAPITAL
                                            --------------        EQUIPMENT (3.3%)
DIVERSIFIED (3.3%)                                                        54,450 Teradyne, Inc.                      794,970*
        14,900 Danaher Corp.                       795,809                                                    --------------
                                            --------------        TELECOMMUNICATIONS (3.8%)
ENERGY (2.5%)                                                             34,750 Vodafone Group ADR                  922,960
         9,810 BP PLC ADR                          612,144                                                    --------------
                                            --------------        TRANSPORTATION (4.8%)
FINANCIAL SERVICES (7.6%)                                                 18,237 Canadian National Railway         1,154,584
         5,875 Ambac Financial Group               439,156                                                    --------------
        11,885 Citigroup Inc.                      534,112        UTILITIES (3.3%)
         7,850 Goldman Sachs                       863,422                 9,100 National Grid Transco               425,425
                                            --------------                39,000 National Grid Transco ADR           361,076
                                                 1,836,690                                                    --------------
                                            --------------                                                           786,501
HEALTH PRODUCTS & SERVICES (8.3%)                                                                             --------------
         9,175 Quest Diagnostics                   964,568        TOTAL COMMON STOCKS
        10,795 UnitedHealth Group                1,029,627        (COST $22,673,421)                              25,487,982
                                            --------------                                                    --------------
                                                 1,994,195        PRINCIPAL AMOUNT
                                            --------------        REPURCHASE AGREEMENTS (6.3%)
INDUSTRIAL GASES (4.1%)
        20,500 Praxair, Inc.                       981,130        $    1,534,000 State Street Bank and Trust
                                            --------------                       Co. Repurchase Agreement,
INSURANCE (6.7%)                                                                 2.35%, due 4/1/05, dated
         2,380 Progressive Corp.                   218,389                       3/31/05, Maturity Value
        12,900 RenaissanceRe Holdings              602,430                       $1,534,000, Collateralized
        21,800 Willis Group Holdings               803,766                       by $1,525,000 U.S. Treasury
                                            --------------                       Bonds, 4.88%, due 2/15/12
                                                 1,624,585                       (Collateral Value
                                            --------------                       $1,582,188)
MEDIA (11.8%)                                                                    (COST $1,534,000)                 1,534,000#
        17,175 Comcast Corp. Class                                                                            --------------
               A Special                           573,645*       SHORT-TERM INVESTMENTS (4.6%)
       119,750 Liberty Media                     1,241,808*
        16,576 Liberty Media International                             1,102,200 Neuberger Berman Securities
               Class A                             725,034*                      Lending Quality Fund, LLC
        32,043 UnitedGlobalCom                     303,127*                      (COST $1,102,200)                 1,102,200++
                                            --------------                                                    --------------
                                                 2,843,614
                                            --------------        TOTAL INVESTMENTS (116.6%)
OIL & GAS (6.3%)                                                  (COST $25,309,621)                              28,124,182##
        11,250 Cimarex Energy                      438,750*(L)    Liabilities, less cash, receivables
        14,565 Newfield Exploration              1,081,597*       and other assets [(16.6%)]                      (4,002,776)
                                            --------------                                                    --------------
                                                 1,520,347        TOTAL NET ASSETS (100.0%)                      $24,121,406
                                            --------------                                                    --------------
PHARMACEUTICAL (7.1%)
        12,000 Millipore Corp.                     520,800*
        19,850 Novartis AG ADR                     928,583
         4,500 Novo Nordisk A/S Class B            250,642
                                            --------------
                                                 1,700,025
                                            --------------
REAL ESTATE (4.4%)
        13,975 AMB Property                        528,255
        16,775 Equity Residential                  540,323
                                            --------------
                                                 1,068,578
                                            --------------

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by each Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Funds value all other securities by a method the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds' foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At March 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                         GROSS        GROSS   NET UNREALIZED
                                                                    UNREALIZED    UNREALIZED    APPRECIATION
NEUBERGER BERMAN                                         COST     APPRECIATION  DEPRECIATION  (DEPRECIATION)
BALANCED PORTFOLIO ("BALANCED")                   $69,198,817      $12,130,894      $554,864     $11,576,030
FASCIANO PORTFOLIO                                 17,022,533        1,363,057       354,061       1,008,996
FOCUS PORTFOLIO                                       854,494          278,328        22,125         256,203
GROWTH PORTFOLIO                                  180,402,442       53,467,481       836,727      52,630,754
GUARDIAN PORTFOLIO                                138,810,104       43,465,303       656,400      42,808,903
HIGH INCOME BOND PORTFOLIO ("HIGH INCOME")          2,955,053            3,846        88,257        (84,411)
LIMITED MATURITY BOND PORTFOLIO ("LIMITED         315,594,289          643,270     3,518,447     (2,875,177)
  MATURITY")
MID-CAP GROWTH PORTFOLIO                          540,442,286      132,133,289     2,596,201     129,537,088
PARTNERS PORTFOLIO                                587,752,263      128,125,637     9,395,793     118,729,844
REGENCY PORTFOLIO                                 185,440,434       18,773,330     2,071,857      16,701,473
SOCIALLY RESPONSIVE PORTFOLIO                      25,309,621        3,076,080       261,519       2,814,561

*    Non-income producing security.

(L) All or a portion of this security is on loan. The Funds receive cash collateral equal to at least 102% of the current market value of loaned securities. The Funds invest the cash collateral in the Neuberger Berman Securities Lending Quality Fund, LLC ("Quality Fund").

++ The Quality Fund is a fund managed by Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC) an affiliate of Neuberger Berman Management Inc., as approved by the Board.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as each Fund and because, at times, each Fund may own 5% or more of the outstanding voting securities of Prime Money.

** Security exempt from registration under the Securities Act of 1933. These securities are deemed liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At March 31, 2005, these securities amounted to $367,500 or 12.1% of net assets for High Income.

^ Principal amount is stated in the currency in which the security is denominated.

     EUR = Euro Currency

At March 31, 2005, open forward foreign currency contracts for Balanced were as follows:
----------------------------------------------------------------------------------------------
                                          IN                                              NET
                     CONTRACTS      EXCHANGE     SETTLEMENT                        UNREALIZED
SELL                TO DELIVER           FOR           DATE          VALUE       DEPRECIATION
----------------------------------------------------------------------------------------------
Euro Dollar            336,000      $444,760        4/27/05       $435,952             $8,808
----------------------------------------------------------------------------------------------
Euro Dollar            625,000       828,638        4/27/05        810,923             17,715
----------------------------------------------------------------------------------------------

At March 31, 2005, open forward foreign currency contracts for Limited Maturity were as follows:
---------------------------------------------------------------------------------------------
                                          IN                                              NET
                     CONTRACTS      EXCHANGE     SETTLEMENT                        UNREALIZED
SELL                TO DELIVER           FOR           DATE          VALUE       DEPRECIATION
----------------------------------------------------------------------------------------------
Euro Dollar          4,945,000    $6,556,180        4/27/05     $6,416,022           $140,158
----------------------------------------------------------------------------------------------
Euro Dollar          2,580,000     3,415,120        4/27/05      3,347,490             67,630
----------------------------------------------------------------------------------------------

For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: May 31, 2005



By: /s/ John McGovern
    --------------------
    John McGovern
    Acting Treasurer and Principal Financial
      and Accounting Officer

Date: May 31, 2005